Estimated Fair Value and Weighted Average Useful Lives of Identifiable Intangible Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended							1 Months Ended
	Aug. 08, 2012 Central Payment Co., LLC	Aug. 08, 2012 Central Payment Co., LLC Customer relationships	Aug. 08, 2012 Central Payment Co., LLC Covenants-not-to-compete	Aug. 08, 2012 Central Payment Co., LLC Current Technology	Aug. 08, 2012 Central Payment Co., LLC Trade Name	May 02, 2011 TermNet Merchant Services, Inc.	Dec. 31, 2011 TermNet Merchant Services, Inc.	May 02, 2011 TermNet Merchant Services, Inc. Customer relationships	May 02, 2011 TermNet Merchant Services, Inc. Covenants-not-to-compete	May 02, 2011 TermNet Merchant Services, Inc. Channel relationships
Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets	$ 76,600	$ 59,500	$ 2,900	$ 13,000	$ 1,200	$ 11,740	$ 11,700	$ 10,000	$ 100	$ 1,600
Weighted Average Useful lives, acquired intangible assets	7 years 8 months 12 days	8 years 7 months 6 days	2 years 9 months 18 days	5 years	2 years	7 years 3 months 18 days		7 years	2 years	10 years